BMC Fund, Inc.


                            Financial Statements and
                         Additional Information for the
                            Year Ended March 31, 2000
                        and Independent Auditors' Report

                CONFIDENTIAL: For the use of shareholders and the
                    Securities and Exchange Commission only.

BMC FUND, INC.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          Page

DIRECTORS AND OFFICERS                                                       1

LETTER TO SHAREHOLDERS                                                       2

FEDERAL INCOME TAX INFORMATION                                               3

SUPPLEMENTAL PROXY INFORMATION                                              3-4

INDEPENDENT AUDITORS' REPORT                                                 5

STATEMENT OF ASSETS AND LIABILITIES                                          6

STATEMENT OF OPERATIONS                                                      7

STATEMENTS OF CHANGES IN NET ASSETS                                          8

NOTES TO FINANCIAL STATEMENTS                                              9-10

FINANCIAL HIGHLIGHTS                                                        11

SCHEDULES OF INVESTMENTS:
  I Investments in Securities of Unaffiliated Issuers                      12-26
 II Investments - Other than Securities                                     27
III Investments in Affiliates                                               28

BMC FUND, INC.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

DIRECTORS

   E. D. Beach                                     Lenoir, North Carolina
   James T. Broyhill                               Winston-Salem, North Carolina
   Paul H. Broyhill                                Lenoir, North Carolina
   William E. Cooper                               Dallas, Texas
   Lawrence Z. Crockett                            Vero Beach, Florida
   Willard A. Gortner                              Naples, Florida
   Allene B. Heilman                               Clearwater, Florida
   Harry Heltzer                                   Lenoir, North Carolina
   Gene A. Hoots                                   Charlotte, North Carolina
   Michael G. Landry                               Ft. Lauderdale, Florida
   L. Glenn Orr, Jr.                               Winston-Salem, North Carolina
   Dolph W. von Arx                                Naples, Florida

OFFICERS

   Paul H. Broyhill                                Chairman
   E. D. Beach                                     President, Secretary and
                                                     Treasurer
   Carol Frye                                      Assistant Secretary and
                                                     Assistant Treasurer

DIRECTOR EMERITUS

   Clarence A. Holden                              Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our annual report, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the twelve months ended March 31, 2000, the Fund paid the following dividends per share:

       June 10, 1999 to shareholders of record May 25, 1999             $ .33
       September 10, 1999 to shareholders of record August 25, 1999       .33
       December 10, 1999 to shareholders of record November 25, 1999      .33
       January 28, 2000 to shareholders of record December 25, 1999       .07
       March 10, 2000 to shareholders of record February 25, 2000         .33
                                                                       ------

       Total                                                           $ 1.39
                                                                       ======

Prior to April 1, 1999 at least 50% of the market value of the Fund consisted of tax exempt municipal bonds. At a board of directors meeting held in July 1998, the board approved a plan to change the Fund's investment strategy. The amount invested in municipal bonds was to remain at a level of at least 50% of the total value of the Fund until April 1, 1999 and at that time or as soon as practical thereafter all municipal bonds would be redeemed or sold. The tax exempt securities were redeemed with no loss as follows:

       April 1999                                                $69,340,000
       May 1999                                                    4,220,000
                                                                 -----------

       Total                                                     $73,560,000
                                                                 ===========

The proceeds from the tax exempt securities were added to the then existing marketable securities. Schedule I is a listing of all the Fund's diversified securities at March 31, 2000, with a total market value of $139,753,406.

It is our intent to render reports to shareholders each six months.



Paul H. Broyhill, Chairman                  E. D. Beach, President

                         FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (March 31, 2000) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the fiscal year the Fund paid distributions to its shareholders totaling $1.39 per share, comprised of $.97 per share ordinary income and short term capital gains which are taxable as ordinary income, and $.42 per share long term capital gains which are taxable as such. The shareholders are furnished a Form 1099 in January of each year which details the federal tax status of dividends paid by the Fund during the calendar year.

                         SUPPLEMENTAL PROXY INFORMATION
                       1999 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on July 31, 1999 at Linville Ridge Country Club, Linville, North Carolina. The meeting was held for the following purposes:

1.    To elect the following 12 directors to serve as follows:

      Director                                                  Term   Expiring

      E. D. Beach                                              1 year    2000
      James T. Broyhill                                        1 year    2000
      Paul H. Broyhill                                         1 year    2000
      William E. Cooper                                        1 year    2000
      Lawrence Z. Crockett                                     1 year    2000
      Willard A. Gortner                                       1 year    2000
      Allene B. Heilman                                        1 year    2000
      Harry Heltzer                                            1 year    2000
      Gene A. Hoots                                            1 year    2000
      Michael G. Landry                                        1 year    2000
      L. Glenn Orr, Jr.                                        1 year    2000
      Dolph W. von Arx                                         1 year    2000

2. To approve an Investment Advisory Agreement between the Corporation and The Northern Trust Company, N.A. dated as of August 1, 1999.

3. To approve an Investment Advisory Agreement between the Corporation and Wellington Management Company, LLP dated as of August 1, 1999.

4. To approve an amendment to the Corporation's fundamental investment policies to permit the issuance of certain senior securities representing indebtedness.

5. To ratify the selection of Deloitte & Touche LLP as the Company's auditor for the fiscal year beginning April 1, 1999.

6.    To vote upon such other business as may come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                           Votes       Votes       Votes
      Director                              For       Against     Withheld      Abstentions

1.    E. D. Beach                        4,851,622         -       81,659            -
      James T. Broyhill                  4,851,622         -       81,659            -
      Paul H. Broyhill                   4,851,622         -       81,659            -
      William E. Cooper                  4,851,622         -       81,659            -
      Lawrence Z. Crockett               4,851,622         -       81,659            -
      Willard A. Gortner                 4,851,622         -       81,659            -
      Allene B. Heilman                  4,851,622         -       81,659            -
      Harry Heltzer                      4,851,622         -       81,659            -
      Gene A. Hoots                      4,851,622         -       81,659            -
      Michael G. Landry                  4,851,622         -       81,659            -
      L. Glenn Orr, Jr.                  4,851,622         -       81,659            -
      Dolph W. von Arx                   4,851,622         -       81,659            -

2.    The Northern Trust Company,
        N.A.                             4,851,522         -       81,659           100

3.    Wellington Management
        Company, LLP                     4,794,324     57,198      81,659           100

4.    Fundamental investment policies    4,851,622         -       81,659            -

5.    Deloitte & Touche LLP              4,851,622         -       81,659            -

6.    There was no other business voted upon at the Annual Meeting of Shareholders.

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman of the Board, and E. D. Beach, President, are primarily responsible for the day-to-day management of the Company's portfolio and have had such responsibility since the inception of the Fund. In addition, portions of the Company's portfolio are managed by IBJ Whitehall Bank & Trust Company ("IBJ Whitehall"), which is responsible for approximately $25.8 million of the Fund's portfolio, W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $8.6 million of the Fund's portfolio, The Northern Trust Company, N.A. ("Northern Trust"), which is responsible for approximately $11.4 million of the Fund's portfolio, and Wellington Management Company, LLP ("Wellington"), which is responsible for approximately $12.3 million of the Fund's portfolio. Paul Blaustein, a Senior Investment Officer of IBJ Whitehall, is the portfolio manager responsible for the portion of the Company's portfolio managed by IBJ Whitehall; William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co; Robert A. Mitchell, a Vice President with Northern Trust, is the portfolio manager responsible for the portion of the Company's portfolio managed by Northern Trust; and Michael Rodier, Vice President with Wellington, is the portfolio manager responsible for the portion of the Company's portfolio managed by Wellington. Mr. Blaustein has held his current position with IBJ Whitehall for more than two years. Mr. Reaves has held his current position with Reaves & Co. for more than five years. Mr. Mitchell has held his current position with Northern Trust for more than five years. Mr. Rodier has held his current position with Wellington for more than five years.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and
  Shareholders of BMC Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BMC Fund, Inc. (the "Company"), including the schedules of investments, as of March 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the selected financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of BMC Fund, Inc.'s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BMC Fund, Inc. at March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2000

BMC FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000
--------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
  Investment securities (cost - $113,774,273)                                          $139,753,406
  Investments in affiliates - wholly owned subsidiaries (equity value - $13,461,290)     15,875,415
  Investment in real estate (cost - $146,821)                                               150,000
  Cash and short-term investments                                                           180,520
  Receivables, principally accrued interest                                                 624,950
  Receivables from brokers                                                                  532,397
  Other assets                                                                               26,558
                                                                                       ------------

          Total assets                                                                  157,143,246

LIABILITIES - Accounts payable and accrued expenses                                          86,020
                                                                                       ------------

NET ASSETS AT MARCH 31, 2000 - EQUIVALENT TO $31.84 PER
  SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING                                $157,057,226
                                                                                       ============

SUMMARY OF SHAREHOLDERS' EQUITY:
  Common stock, par value $5.00 per share - authorized, 70,000,000 shares;
    outstanding, 4,933,281 shares                                                      $ 24,666,405
  Retained earnings prior to becoming investment company                                 92,939,370
  Undistributed net investment income                                                     5,860,300
  Undistributed nontaxable gain                                                           5,194,714
  Unrealized appreciation of investments                                                 28,396,437
                                                                                       ------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                      $157,057,226
                                                                                       ============

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest - corporate bonds                                       $ 1,815,952
    Other interest and dividends                                       3,313,797
    Equity in earnings of wholly owned subsidiaries                    5,885,701
                                                                     -----------

          Total income                                                11,015,450
                                                                     -----------

  Expenses:
    Investment expenses                                                  222,626
    Officers' remuneration (Note 3)                                       68,800
    Salaries                                                              60,203
    Taxes and license                                                     33,172
    Legal and professional fees                                           54,266
    Travel and entertainment                                              57,340
    Property and liability insurance                                      18,906
    Directors' fees (Note 3)                                              36,250
    Rent                                                                  14,100
    Depreciation expense                                                   2,412
    Office supplies and expense                                           23,997
    Miscellaneous                                                         10,067
                                                                     -----------

          Total expenses                                                 602,139
                                                                     -----------

          Net investment income                                       10,413,311
                                                                     -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment securities sold                        1,423,444
  Change in unrealized appreciation of investments for the year        8,985,585
                                                                     -----------

          Net gain on investments                                     10,409,029
                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $20,822,340
                                                                     ===========

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2000 AND 1999
--------------------------------------------------------------------------------

                                                                      2000            1999

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                          $ 10,413,311    $  5,104,601
  Net realized gain on investments                                  1,423,444       4,577,828
  Change in unrealized appreciation                                 8,985,585      (5,357,102)
                                                                 ------------    ------------

          Net increase in net assets resulting from operations     20,822,340       4,325,327

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investment securities                      (1,423,444)     (4,577,828)
  Net investment income                                            (5,433,817)     (7,360,712)
                                                                 ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                            13,965,079      (7,613,213)

NET ASSETS AT BEGINNING OF YEAR                                   143,092,147     150,705,360
                                                                 ------------    ------------

NET ASSETS AT END OF YEAR (Including
  undistributed net investment income:  2000 - $5,860,300;
  1999 - $880,806)                                               $157,057,226    $143,092,147
                                                                 ============    ============

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2000
------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, government agency bonds, mutual funds, common stocks, and investments in limited partnerships.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of wholly owned subsidiaries in the statement of operations represent the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

      E. Temporary Cash and Short-term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less (repurchase agreements at March 31, 2000) to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      G. Recent Accounting Pronouncements - Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), was issued in June 1998. SFAS 133 is effective for the Company in the year beginning March 31, 2001. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. Management is currently evaluating the impact of the adoption of SFAS 133 and its effect on the Company's financial statements.

2.    LINE OF CREDIT

      On August 24, 1999 the Company entered into an agreement with a bank for a line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of March 31, 2000, the Company had not used this line of credit.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. During the current year, the Chairman was paid $18,800 and the President was paid $50,000. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended. Each such independent director is paid an additional $1,000 for each day of attending a committee meeting other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.


                                   **********

BMC FUND, INC.

FINANCIAL HIGHLIGHTS
EACH OF THE TEN YEARS IN THE PERIOD ENDED MARCH 31, 2000
------------------------------------------------------------------------------

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for each of the ten years in the period ended March 31, 2000. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING
  PERFORMANCE                                   2000       1999        1998       1997       1996       1995

Net asset value, beginning of period        $  29.01   $  30.55    $  29.33   $  29.40   $  28.23   $  28.02
                                            --------   --------    --------   --------   --------   --------
  Net investment income                         2.11       1.04        1.26       1.29       1.22       1.28
  Net gains (losses) on investments             2.11       (.16)       1.95        .54       1.69        .46
                                            --------   --------    --------   --------   --------   --------
Total from investment operations                4.22        .88        3.21       1.83       2.91       1.74
                                            --------   --------    --------   --------   --------   --------
Less distributions:
  Dividends from net investment income          1.10       1.49        1.14       1.16       1.05       1.20
  Distributions from capital gains              0.29        .93         .85        .74        .69        .33
                                            --------   --------    --------   --------   --------   --------
Total distributions                             1.39       2.42        1.99       1.90       1.74       1.53
                                            --------   --------    --------   --------   --------   --------
Net asset value, end of period              $  31.84   $  29.01    $  30.55   $  29.33   $  29.40   $  28.23
                                            ========   ========    ========   ========   ========   ========

Per share market value, end of period(1)    $  26.00   $  26.00    $  26.00        N/A   $  26.00   $  26.00
                                            ========   ========    ========   ========   ========   ========

TOTAL INVESTMENT RETURN(2)                     16.23%      3.38%      12.33%      7.05%     11.17%      6.68%
                                            ========   ========    ========   ========   ========   ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)    $157,057   $143,092    $150,705   $144,702   $145,036   $139,248
Ratio of expenses to average net assets(3)       .40%       .32%        .27%       .27%       .29%       .30%

Ratio of net investment income to
  average net assets(3)                         6.99%      3.50%       4.18%      4.39%      4.21%      4.55%

Portfolio turnover rate                        94.21%     80.17%      26.98%     31.23%     21.75%     32.29%

PER SHARE OPERATING
  PERFORMANCE                                   1994        1993       1992       1991

Net asset value, beginning of period        $  28.59    $  27.77   $  27.71   $  27.69
                                            --------    --------   --------   --------
  Net investment income                         1.30        1.42       1.62       1.76
  Net gains (losses) on investments             (.46)       1.14        .31        .30
                                            --------    --------   --------   --------
Total from investment operations                 .84        2.56       1.93       2.06
                                            --------    --------   --------   --------
Less distributions:
  Dividends from net investment income          1.21        1.45       1.72       1.83
  Distributions from capital gains               .20         .29        .15        .21
                                            --------    --------   --------   --------
Total distributions                             1.41        1.74       1.87       2.04
                                            --------    --------   --------   --------
Net asset value, end of period              $  28.02    $  28.59   $  27.77   $  27.71
                                            ========    ========   ========   ========

Per share market value, end of period(1)         N/A         N/A   $  26.00   $  26.00
                                            ========    ========   ========   ========

TOTAL INVESTMENT RETURN(2)                      3.25%       9.83%      7.39%      7.93%
                                            ========    ========   ========   ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)    $138,230    $141,023   $136,994   $136,735
Ratio of expenses to average net assets(3)       .30%        .27%       .29%       .31%

Ratio of net investment income to
  average net assets(3)                         4.60%       5.02%      5.82%      6.36%

Portfolio turnover rate                        22.48%      30.12%     32.74%     29.17%

(1) Unaudited - Based on stock trades, which are very limited, during that year.

(2) Unaudited - Computed as follows: income from operations divided by market value per share times number of shares outstanding.

(3) Average is computed on a quarterly basis.

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                  Coupon                                                          Percent
                                                 Interest     Maturity          Maturity            Market         of Net
Debt Issuer                                        Rate         Date              Value              Value         Assets

CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
  General Elec Cap Corp Mtn Be                     6.330%       9/17/01         $ 200,000         $ 198,063
  Times Mirror Co New                              6.650%      10/15/01           200,000           197,750
  Safeway Inc                                      5.875%      11/15/01           125,000           121,836
  Hertz Corp                                       6.700%       6/15/02           125,000           122,539
  Nabisco Inc                                      6.700%       6/15/02           450,000           438,891
  Bank One Corp                                    6.400%        8/1/02           200,000           195,500
  Raytheon Co                                      6.450%       8/15/02           125,000           121,289
  Transamerica Fin Corp                            7.250%       8/15/02           170,000           169,097
  Wells Fargo & Co Del                             6.500%        9/3/02           200,000           196,438
  Occidental Pete Corp Del                         6.750%      11/15/02           462,000           449,151
  Boeing Co                                        6.350%       6/15/03           200,000           193,000
  Carnival Corp                                    6.150%       10/1/03           158,000           152,233
  Lehman Bros Hldgs Inc                            7.250%      10/15/03         1,000,000           984,688
  General Mtrs Accep Corp                          5.750%      11/10/03           200,000           189,063
  Ccb Finl Corp                                    6.750%       12/1/03           605,000           584,014
  Eastman Chem Co                                  6.375%       1/15/04         1,000,000           948,438
  Oakwood Homes Corp                               7.875%        3/1/04         1,000,000           540,000
  Conoco Inc                                       5.900%       4/15/04           175,000           166,469
  Hertz Corp                                       7.000%        7/1/04         1,000,000           975,938
  Hilton Hotels Corp                               7.000%       7/15/04           430,000           402,319
  Textron Inc                                      6.375%       7/15/04           200,000           192,313
  Ford Motor Cr Co                                 6.700%       7/16/04           200,000           193,875
  Albertsons Inc                                   6.550%        8/1/04           150,000           144,844
  Caterpillar Finl Svcs Corp                       6.875%        8/1/04           200,000           194,875
  Duke Cap Corp                                    7.250%       10/1/04           200,000           197,563
  Du Pont E I De Nemours & Co                      6.750%      10/15/04           200,000           196,438
  Electronic Data Sys Corp                         6.850%      10/15/04           200,000           196,625
  First Un Corp                                    7.700%       2/15/05           100,000           100,594
  United Dominion Rlty Tr Mtnsbe                   7.730%        4/5/05         1,000,000           948,438
  Rite Aid Corp                                    7.625%       4/15/05         1,000,000           560,000
  Federal Home Ln Bks Cons Bd                      6.005%       4/29/05           500,000           474,063
  National City Corp                               7.200%       5/15/05           200,000           196,313
  Ryder Sys Inc                                    6.500%       5/15/05           725,000           679,008
  Worldcom Inc Ga                                  6.400%       8/15/05           200,000           190,938
  Federal Home Ln Bks Cons Bd                      6.000%      12/14/05           500,000           470,625
  Paine Webber Group Inc                           6.750%        2/1/06           800,000           754,250
  Philip Morris Cos Inc                            6.375%        2/1/06         1,000,000           881,250
  Federal Rlty Invt Tr Mtn                         6.990%       3/10/06           500,000           456,875
  Keycorp New                                      7.500%       6/15/06           500,000           496,094

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                Coupon                                                        Percent
                                               Interest      Maturity        Maturity           Market        of Net
Debt Issuer                                      Rate          Date            Value            Value         Assets

CORPORATE BONDS AND
  GOVERNMENT AGENCIES
  (Continued):
  Avalon Bay Cmntys Inc                          6.800%       7/15/06      $    500,000      $   469,219
  First Natl Bk Boston Mass                      7.375%       9/15/06           500,000          487,969
  Federal Home Ln Bks Cons Bd                    6.310%      10/27/06         1,000,000          945,000
  Seagram Ltd                                    8.350%      11/15/06           590,000          610,466
  United Dominion Realty Tr Inc                  7.250%       1/15/07           500,000          466,250
  Norfolk Southern Corp                          7.350%       5/15/07           150,000          146,203
  Federal Natl Mtg Assn                          6.610%       4/23/08         2,000,000        1,893,750
  Owens Corning                                  7.700%        5/1/08           660,000          612,769
  Household Fin Corp                             6.400%       6/17/08           200,000          183,438
  Associates Corp North Amer                     6.250%       11/1/08           200,000          181,938
  Federal Home Ln Mtg Deb                        6.250%        2/3/09         1,500,000        1,380,938
  AT&T Corp                                      6.000%       3/15/09           200,000          180,757
  Federal Home Ln Bks Cons Bd                    6.680%       3/30/09         1,000,000          940,000
  Federal Home Ln Bks Cons Bd                    6.585%       4/27/09           500,000          467,656
  Coca Cola Bottling Co Cons                     6.375%        5/1/09           500,000          456,406
  Federal Home Ln Mtg Deb                        6.750%        5/5/09           500,000          471,250
  Goodrich B F Co                                6.600%       5/15/09           500,000          454,844
  Federal Home Ln Bks                            7.300%       6/30/09           500,000          482,188
  Daimler Chrysler North Amer Hl                 7.200%        9/1/09           200,000          195,125
  Allstate Corp                                  7.200%       12/1/09           125,000          119,297
                                                                           ------------       ----------

Total Investments in
  Corporate Bonds and Government Agencies                                  $ 28,225,000       26,017,148      16.57%
                                                                           ============      -----------      -----

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                                 Percent
                                                                                                  Market         of Net
Company Name                                                    Shares           Cost              Value         Assets

MUTUAL FUNDS:
  Baron Asset Fund Sh Ben Int                                     8,845    $     300,655       $   573,093
  Blair William Mut Funds Income Shs                             86,774          886,185           864,263
  Central European Value Com                                      3,000           35,886            40,688
  Cornercap Group Fds Growth Fund                                35,049          376,332           310,888
  Dreyfus Invt Grade Bd Sht-Trm Income                           67,218          789,549           783,095
  Emerging Mkts Floating Com                                      3,000           40,218            34,688
  Europe Fund Inc Com                                             3,000           54,093            53,625
  European Wt Fund Inc Com                                       14,500          231,324           251,938
  H&Q Life Sciences Invs Sh Ben Int                               5,000           63,163           145,000
  Hotchkis & Wiley Funds Low Duration                            49,850          500,000           487,039
  Ivy Fund Emerging Growth A                                     11,123          318,223           614,124
  Ivy Fund European Oppor. Fd A                                  21,463          448,357           532,491
  Ivy Fund Glb Science & Tech A                                  14,930          261,488           893,552
  Janus Invt Fund Flex Income Fund                               32,543          320,538           302,003
  Loomis Sayles Funds Bond Fund                                  35,094          406,259           421,484
  Metropolitan West Funds Low Duration                           52,823          536,834           527,705
  Midcap Spdr Tr Unit Ser 1                                       5,300          323,628           483,625
  Neuberger & Berman Inc Ltd Mat Bond Fund                       54,410          531,218           508,187
  Pilgrim Prime Rate Ner Sh Ben Int                              87,000          825,438           701,438
  Pimco Funds Pac Invt High Yield Fund                              862            9,180             4,501
  Richard T O Sector Rotation Fund Com                          148,497        2,075,907         2,568,993
  Spdr Tr Unit Ser 1                                              1,000           77,942           150,375
  Strong Short Term Bond Fund Com                                55,583          532,466           518,034
  Van Kampen Sr Income Tr Com                                    16,000          150,945           130,000
  Vanguard Bond Index Fund Short Trm Ptfl                        53,021          528,104           515,366
  Vanguard Fixed Income Secs Shr Trm Cp Ptfl                     49,367          531,584           518,844
  Warburg Pincus Fixed Sh Ben Int                                51,916          529,543           505,139
                                                                           -------------       -----------

Total Investments in Mutual Funds                                          $ 11,685,058         13,440,175       8.56%
                                                                           ============        -----------       ----

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                              Percent
                                  Shares                                                            Market    of Net
Industries                         Held                Company Name                  Cost           Value     Assets

COMMON STOCKS:
  Aerospace/Defense                 4,000   Boeing Co Com                        $   203,200   $   151,250
                                    6,100   Raytheon Co Com                          162,351       108,275
                                                                                 -----------   -----------
                                                                                     365,551       259,525     0.17%
                                                                                 -----------   -----------    -----

  Aluminum                          9,100   Alcoa Inc                                314,077       639,275     0.41%
                                                                                 -----------   -----------    -----

  Apparel                           7,400   Jones Apparel Group Com                   55,234       234,025     0.15%
                                                                                 -----------   -----------    -----

  Auto Parts                        2,096   Delphi Auto Sys Corp Com                  24,014        33,536     0.02%
                                                                                 -----------   -----------    -----

  Auto & Truck                      3,000   General Mtrs Corp Com                    121,406       248,437     0.16%
                                                                                 -----------   -----------    -----

  Banking                          10,248   Banco Santander Central Hisp Adr          99,839       109,531
                                    3,500   Bankamerica Corp New Com                  61,206       183,531
                                      600   Capital One Finl Corp Com                 24,425        28,763
                                    7,950   Citigroup Inc Com                        328,867       476,006
                                   19,160   Mellon Financial Corp Com                203,452       570,010
                                    1,600   State Str Corp Com                       109,232       155,000
                                    7,400   Wells Fargo & Co Del Com                 228,535       301,550
                                                                                 -----------   -----------
                                                                                   1,055,556     1,824,391     1.16%
                                                                                 -----------   -----------    -----

  Beverage - Alcoholic              2,200   Anheuser Busch Cos Inc Com                75,120       136,950     0.09%
                                                                                 -----------   -----------    -----

  Beverage -                       12,000   Pepsico Inc Com                          428,926       418,500     0.27%
    Nonalcoholic                                                                 -----------   -----------    -----


  Biotech                             250   Pe Corp Com Pe Bio Grp                    29,140        24,125     0.02%
                                                                                 -----------   -----------    -----

  Building Materials               10,000   Fletcher Challenge Bldg Spon Adr         128,360       108,125
                                    7,275   Home Depot Inc Com                       290,871       469,238
                                    4,672   Lowes Cos Inc Com                        141,353       272,728
                                                                                 -----------   -----------
                                                                                     560,584       850,091     0.54%
                                                                                 -----------   -----------    -----

  Broadcasting/                     5,100   At&T Corp Com Lib Grp A                  168,402       302,494
    Cable TV                        3,400   Cbs Corp Com                             159,868       192,525
                                    2,275   Charter Communctns Del Cl A               44,165        32,596
                                    2,900   Gannett Inc Com                          203,752       204,088
                                                                                 -----------   -----------
                                                                                     576,187       731,703     0.47%
                                                                                 -----------   -----------    -----

  Canadian Energy                  12,900   Imperial Oil Ltd Com New                 257,402       270,094     0.17%
                                                                                 -----------   -----------    -----

  Chemical - Basic                  4,500   Monsanto Co Com                           45,659       231,750     0.15%
                                                                                 -----------   -----------    -----

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                              Percent
                                  Shares                                                            Market    of Net
Industries                         Held                Company Name                  Cost           Value     Assets

COMMON STOCKS
  (Continued):
  Chemical - Diversified            4,600   Air Prods & Chems Inc Com            $   118,101   $   130,813
                                    2,400   Du Pont E I                              172,248       127,050
                                                                                 -----------   -----------
                                                                                     290,349       257,863     0.16%
                                                                                 -----------   -----------    -----

  Communication                       300   Agilent Technologies Com                  17,652        31,200
  Products/Services                 1,000   Antec Corp Com                            43,350        44,812
                                      350   E-Tek Dynamics                            33,643        82,337
                                    2,000   Jds Uniphase Corp Com                    154,500       241,126
                                      175   Sycamore Networks Inc Com                 29,805        22,575
                                      475   Williams Commnct Group Cl A               11,310        24,641
                                                                                 -----------   -----------
                                                                                     290,260       446,691     0.28%
                                                                                 -----------   -----------    -----

  Computers &                         300   3Com Corp Com                             25,950        16,688
    Peripherals                     3,500   Dell Computer Corp Com                   142,495       188,781
                                    1,825   E M C Corp Mass Com                      282,687       481,950
                                    5,100   Hewlett Packard Co Com                   161,799       677,663
                                    6,000   Honeywell Intl Inc Com                   155,680       316,125
                                    6,800   Micron Technology Inc Com                311,727       856,800
                                    3,325   Sun Microsystems Inc Com                 176,353       311,564
                                                                                 -----------   -----------
                                                                                   1,256,691     2,849,571     1.81%
                                                                                 -----------   -----------    -----

  Computer Software                   650   Agile Software Cp Del Com                 51,806        40,625
    and Services                    1,300   Aspect Dev Inc Com                        34,775        83,688
                                   12,900   Automatic Data Process Com               276,356       622,425
                                    3,500   Ciber Inc Com                             64,631        71,750
                                    9,650   Cisco Sys Inc Com                        307,451       746,066
                                    1,075   Computer Sciences Corp Com                74,975        85,059
                                    2,900   Concord Efs Inc Com                       61,078        66,519
                                    3,000   Electronic Data Sys Nw Com               158,115       192,562
                                    2,675   International Bus Mach Com               322,643       315,650
                                    6,625   Microsoft Corp Com                       589,142       703,906
                                      850   Open Mkt Inc Com                          37,931        21,887
                                    3,100   Oracle Corp Com                           93,581       241,994
                                   10,000   Overland Data Inc Com                     69,483       140,625
                                    1,375   Paychex Inc Com                           44,062        72,016
                                      400   Peregrine Systems Inc Com                 28,650        26,825
                                      425   Siebel Sys Inc Com                        33,814        50,761
                                   18,760   Solectron Corp Com                       746,581       752,745
                                    1,700   Symbol Technologies Com                   81,543       139,931
                                    4,000   Talk Com Inc Com                          66,898        64,000
                                    2,000   Trend Micro Inc Sponsored Adr             44,262        34,750
                                      450   Veritas Software Co Com                   32,175        58,950
                                                                                 -----------   -----------
                                                                                   3,219,952     4,532,734     2.89%
                                                                                 -----------   -----------    -----

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                              Percent
                                  Shares                                                            Market    of Net
Industries                         Held                Company Name                  Cost           Value     Assets

COMMON STOCKS
  (Continued):
  Consumer Products                 8,600   Kimberly Clark Corp Com              $   459,710   $   482,137
                                    4,000   Newell Rubbermaid Inc Com                195,871        99,250
                                    2,525   Schering Plough Corp Com                 114,367        93,741
                                    1,000   Tandy Corp Com                            36,537        50,750
                                                                                 -----------   -----------
                                                                                     806,485       725,878     0.46%
                                                                                 -----------   -----------    -----

  Construction                      5,375   Halliburton Co Com                       214,412       221,047     0.14%
                                                                                 -----------   -----------    -----

  Diversified Companies             2,500   Capital Southwest Corp Com               156,334       136,875
                                    1,825   Corning Inc Com                          130,637       354,050
                                    3,900   Gillette Co Com                          142,312       146,981
                                    2,600   Tyco Intl Ltd New Com                    126,613       130,325
                                    6,200   United Technologies Cp Com               231,348       391,763
                                    3,000   Warner Lambert Co Com                    188,968       293,062
                                                                                 -----------   -----------
                                                                                     976,212     1,453,056     0.93%
                                                                                 -----------   -----------    -----

  Drugs                             4,400   American Home Prods Cp Com               195,613       236,500
                                   20,000   Amgen Inc Com                            296,281     1,227,500
                                    4,895   Cardinal Health Inc Com                  240,247       224,558
                                      700   Genentech Inc Com Spl                     69,517       106,400
                                   25,625   Johnson & Johnson Com                    773,335     1,795,364
                                    3,500   Merck & Co Inc Com                       225,245       217,438
                                    4,000   Novartis Ag Sponsored Adr                298,929       273,532
                                   17,025   Pfizer Inc Com                           287,447       622,476
                                    3,500   Pharmaceutical Hldr Tr Dep Rcpt          286,496       298,813
                                    2,400   Pharmacia & Upjohn Inc Com               117,444       142,800
                                                                                 -----------   -----------
                                                                                   2,790,554     5,145,381     3.28%
                                                                                 -----------   -----------    -----

  Drugstores                        8,888   CVS Corp Com                             198,838       333,856
                                    1,875   Walgreen Co Com                           52,529        48,281
                                                                                 -----------   -----------
                                                                                     251,367       382,137     0.24%
                                                                                 -----------   -----------    -----

  Electrical Equipment                700   Aes Corp Com                              56,003        55,125
                                    9,875   General Elec Co Com                      662,783     1,536,797
                                                                                 -----------   -----------
                                                                                     718,786     1,591,922     1.01%
                                                                                 -----------   -----------    -----

  Electric Utilities                4,300   Allegheny Energy Inc Com                 128,097       119,056
                                    1,100   Ameren Corp Com                           40,561        34,032
                                    2,000   Avista Corp Com                           61,680        81,500
                                    8,900   Chesapeake Utils Corp Com                142,100       150,744
                                      300   Cinergy Corp Com                           9,237         6,450
                                    7,300   Cleco Corp Com                           225,314       242,725

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                              Percent
                                  Shares                                                            Market    of Net
Industries                         Held                Company Name                  Cost           Value     Assets

COMMON STOCKS
  (Continued):
  Electric Utilities                9,300   Cmp Group Inc Com                    $   176,697   $   270,863
                                    4,500   Cms Energy Corp Com                      151,416        81,563
                                    5,000   Constellation Energy Group Inc           129,063       159,375
                                   28,072   Dominion Res Inc Va Com                1,101,069     1,079,032
                                    9,300   Dpl Inc Com                              159,184       206,344
                                   21,600   Duke Energy Corp Com                   1,110,617     1,134,000
                                    8,000   Eastern Utils Assoc Com                  231,408       251,000
                                    3,300   Firstenergy Corp Com                      96,376        68,062
                                    3,500   Fpl Group Inc Com                        174,288       161,219
                                    2,000   Gpu Inc Com                               64,430        54,750
                                    8,000   Idacorp Inc Com                          238,973       278,000
                                    4,500   Kansas City Pwr & Lt Co Com              109,586       130,500
                                    2,500   Mdu Res Group Inc Com                     57,095        51,875
                                    5,000   New Century Energies Com                 176,262       150,312
                                   10,000   Nisource Inc                             188,760       168,750
                                    9,933   Northeast Utils Com                      106,535       213,560
                                    8,300   Northn Sts Pwr Minn Com                  190,231       164,962
                                    7,200   Oge Energy Corp Com                      167,400       138,150
                                    3,000   Reliant Energy Inc Com                    85,405        70,687
                                    7,700   Rochester Gas & Elec Com                 199,920       163,625
                                   25,048   Scana Corp Com                           633,869       615,241
                                   23,600   Southern Co Com                          558,210       513,300
                                   23,600   Teco Energy Inc Com                      522,309       458,737
                                    5,000   Texas Utils Co Com                       204,700       148,437
                                    2,200   Utilicorp Utd Inc Com                     49,863        39,739
                                    1,500   Vectren Corp Com                          28,731        30,281
                                    6,500   Wisconsin Energy Corp Com                178,567       129,594
                                                                                 -----------   -----------
                                                                                   7,697,953     7,566,465     4.82%
                                                                                 -----------   -----------    -----

Electronics                        12,000   Altera Corp Com                          339,837     1,071,000
                                    1,800   Analog Devices Inc Com                    90,167       144,900
                                      500   Apa Optics Inc Com                        23,029        14,688
                                      900   General Mtrs Corp Cl H New               106,893       112,050
                                   20,000   Gtr Group Inc Com                         54,120        41,250
                                   20,000   Maxim Integrated Prods Com               400,142     1,421,250
                                    8,983   Molex Inc Com                            145,004       527,751
                                    2,000   Pioneer Std Electrs Com                   30,680        31,500
                                   11,000   Sci Sys Inc Com                          207,013       591,250
                                    1,125   Teradyne Inc Com                          78,747        92,250
                                                                                 -----------   -----------
                                                                                   1,475,632     4,047,889     2.58%
                                                                                 -----------   -----------    -----

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                              Percent
                                  Shares                                                            Market    of Net
Industries                         Held                Company Name                  Cost           Value     Assets

COMMON STOCKS
  (Continued):
  Entertainment                     7,000   Bally Tot Fitness Hldg Com           $   114,187   $   171,500
                                    5,000   Carnival Corp Com                        149,213       124,062
                                    7,750   Disney Walt Co Com                       180,413       319,688
                                   20,000   Fox Entmt Group Inc Cl A                 521,086       598,750
                                    1,025   Time Warner Inc Com                       75,645       102,500
                                    2,000   Wms Inds Inc Com                          23,075        19,750
                                                                                 -----------   -----------
                                                                                   1,063,619     1,336,250     0.85%
                                                                                 -----------   -----------    -----

  Environmental                     4,000   Waste Industries Inc Com                  59,771        44,000     0.03%
                                                                                 -----------   -----------    -----

  Financial Services                2,600   Associates First Cap Cl A                 93,133        55,575
                                    2,000   Cit Group Inc Cl A                        40,930        39,000
                                    3,000   Countrywide Cr Ind Del Com                91,357        81,750
                                   12,500   Espirito Santo Finl Sa Adr               216,363       234,375
                                    2,575   Federal Home Ln Mtg Cp Com               127,480       113,783
                                    3,100   Franklin Res Inc Com                     115,150       103,656
                                    2,875   Mbna Corp Com                             76,723        73,313
                                                                                 -----------   -----------
                                                                                     761,136       701,452     0.45%
                                                                                 -----------   -----------    -----

  Food Processing                   6,150   Nestle S A Sponsored Adr                 201,834       551,102     0.35%
                                                                                 -----------   -----------    -----

  Food Wholesalers                 11,000   Sysco Corp Com                           168,834       397,375     0.25%
                                                                                 -----------   -----------    -----

  Foreign Utilities                14,918   Enersis S A Sponsored Adr                307,530       303,022
                                    9,828   Scottish Pwr Plc Spon Adr Final          316,808       311,425
                                                                                 -----------   -----------
                                                                                     624,338       614,447     0.39%
                                                                                 -----------   -----------    -----

  Foreign                           2,500   Bce Inc Com                              119,006       313,593
    Telecommunications              1,600   Ericsson L M Tel Co Adr Cl B Sek10         9,620       150,100
                                    7,700   Telecom Cp New Zealand Adr               282,988       282,494
                                    2,494   Telefonica S A Sponsored Adr             102,422       185,482
                                                                                 -----------   -----------
                                                                                     514,036       931,669     0.59%
                                                                                 -----------   -----------    -----

  Gold/Silver Mining                4,620   Franco Nev Mng Ltd Wt Exp  071384         81,622        48,699
                                   10,000   Pan American Silver Cp Com                55,639        38,130
                                    6,900   Stillwater Mng Co Com                    100,310       276,000
                                                                                 -----------   -----------
                                                                                     237,571       362,829     0.23%
                                                                                 -----------   -----------    -----

  Grocery                          20,600   Kroger Co Com                            156,757       361,787
                                    2,700   Safeway Inc Com New                      118,585       122,175
                                                                                 -----------   -----------
                                                                                     275,342       483,962     0.31%
                                                                                 -----------   -----------    -----

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                              Percent
                                  Shares                                                            Market    of Net
Industries                         Held                Company Name                  Cost           Value     Assets

COMMON STOCKS
  (Continued):
  Hotel/Gaming                      4,977   International Game Tec Com           $    92,917   $   107,939
                                   25,000   Mirage Resorts Inc Com                   416,363       484,375
                                    5,000   Park Pl Entmt Corp Com                    52,920        57,812
                                                                                 -----------   -----------
                                                                                     562,200       650,126     0.41%
                                                                                 -----------   -----------    -----

  Household Products                7,000   Colgate Palmolive Co Com                  89,886       394,625     0.25%
                                                                                 -----------   -----------    -----

  Industrial Services               2,000   Praxair Inc Com                           98,665        83,250     0.05%
                                                                                 -----------   -----------    -----

  Insurance                         8,271   American Intl Group Com                  391,213       905,674
                                    1,000   Axa Finl Inc Com                          30,788        35,875
                                    1,000   Blanch E W Hldgs Inc Com                  55,865        20,000
                                    7,450   Ing Groep N V Sponsored Adr              134,201       409,750
                                    3,250   Marsh & McLennan Cos Com                 260,634       358,516
                                                                                 -----------   -----------
                                                                                     872,701     1,729,815     1.10%
                                                                                 -----------   -----------    -----

  Internet Service
    Providers                       3,350   America Online Inc Del Com               237,089       225,916     0.14%
                                                                                 -----------   -----------    -----

  Internet Commerce                   800   Amazon Com Inc Com                        57,843        53,600     0.03%
                                                                                 -----------   -----------    -----

  Investment Company -             15,700   Allied Cap Corp Com                      292,235       273,769
    Domestic                        5,000   Sector Spdr Tr Sbi Int-Finl              112,867       121,328
                                    3,000   Telecom Hldrs Tr Depositry Rcpt          245,030       273,562
                                                                                 -----------   -----------
                                                                                     650,132       668,659     0.43%
                                                                                 -----------   -----------    -----

  Investment Company -             19,000   Credit Suisse Asst Mgm Com               144,166       115,188
    Income                          4,000   Sector Spdr Tr Sbi Int-Energy            102,324       117,250
                                                                                 -----------   -----------
                                                                                     246,490       232,438     0.15%
                                                                                 -----------   -----------    -----

  Investment Services                 825   Goldman Sachs Group Com                   67,339        86,831     0.06%
                                                                                 -----------   -----------    -----

  Limited Partnerships              5,300   Northern Border Partnr Unit Lp           164,012       143,762     0.09%
                                                                                 -----------   -----------    -----

  Machinery                         1,700   Applied Matls Inc Com                     77,689       160,225
                                    8,000   Dover Corp Com                            87,145       383,000
                                                                                 -----------   -----------
                                                                                     164,834       543,225     0.35%
                                                                                 -----------   -----------    -----

  Manufacturing                     5,000   Paxar Corp Com                            47,607        48,125     0.03%
                                                                                 -----------   -----------    -----

  Manufactured Housing              6,000   Clayton Homes Inc Com                     70,653        60,750     0.04%
    & Rec. Vehicles                                                              -----------   -----------    -----

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                              Percent
                                  Shares                                                            Market    of Net
Industries                         Held                Company Name                  Cost           Value     Assets

COMMON STOCKS
  (Continued):
  Medical Services                  4,900   Abbott Labs Com                      $   206,204   $   172,419
                                   16,000   Laser Vision Ctrs Inc Com                219,614       111,000
                                                                                 -----------   -----------
                                                                                     425,818       283,419     0.18%
                                                                                 -----------   -----------    -----

  Medical Supplies                  6,000   Baxter Intl Inc Com                      228,728       376,125
                                    8,500   Bristol Myers Squibb Com                 589,368       493,000
                                    1,675   Guidant Corp Com                          90,001        98,616
                                    1,425   Medtronic Inc Com                         49,388        73,298
                                                                                 -----------   -----------
                                                                                     957,485     1,041,039     0.66%
                                                                                 -----------   -----------    -----

  Mobile Communications               200   Nextel Communications Cl A                27,937        29,650     0.02%
                                                                                 -----------   -----------    -----

  Natural Gas -                     1,000   Columbia Energy Group Com                 58,310        59,250
    Distributing                    4,890   Dynegy Inc Com                           170,927       306,790
                                   12,500   Eastern Amer Nat Gas Spers Rct Unit      177,250       151,563
                                    8,500   Indiana Energy Inc Com                   178,580       165,750
                                    5,000   Kinder Morgan Inc Kans Com                64,194       172,500
                                    6,200   Mcn Energy Group Inc Com                 100,610       155,000
                                    4,000   Piedmont Nat Gas Inc Com                 137,160       104,250
                                    5,500   Providence Energy Corp Com               102,689       208,656
                                    4,700   South Jersey Inds Inc Com                103,982       132,481
                                    3,000   Southwest Gas Corp Com                    81,683        57,188
                                    5,000   Transcanada Pipelines Com                 57,607        37,812
                                    8,200   Westcoast Energy Inc Com                 162,740       139,400
                                                                                 -----------   -----------
                                                                                   1,395,732     1,690,640     1.08%
                                                                                 -----------   -----------    -----

  Natural Gas -                     3,600   El Paso Energy Cp Del Com                135,349       145,350
    Diversified                    17,125   Enron Corp Com                           566,095     1,282,235
                                    1,100   National Fuel Gas N J Com                 48,277        49,019
                                    5,000   Nicor Inc Com                            173,403       164,687
                                      100   Questar Corp Com                           1,807         1,856
                                    5,000   Rgc Resources Inc                        102,700        98,750
                                    1,300   Williams Cos Inc Del Com                  54,852        57,119
                                                                                 -----------   -----------
                                                                                   1,082,483     1,799,016     1.15%
                                                                                 -----------   -----------    -----

  Office Equipment & Sales         23,000   Office Depot Inc Com                     441,251       265,938     0.17%
                                                                                 -----------   -----------    -----

  Oilfield Services &               1,000   Amerada Hess Corp Com                     58,163        64,625
    Equipment                       2,000   Apache Corp Com                           77,615        99,500
                                    6,000   Petroleum Geo-Svcs A/S Spon Adr          107,563       103,878
                                    7,000   R & B Falcon Corp                         67,548       137,813
                                    5,400   Schlumberger Ltd Com                     283,602       413,100
                                    1,000   Seacor Smit Inc Com                       51,475        60,375
                                    9,467   Transocean Sedco Forex Inc Com           286,565       485,775
                                                                                 -----------   -----------
                                                                                     932,531     1,365,066     0.87%
                                                                                 -----------   -----------    -----

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                              Percent
                                  Shares                                                            Market    of Net
Industries                         Held                Company Name                  Cost           Value     Assets

COMMON STOCKS
  (Continued):
  Paper & Forest Products          12,000   Crown Pac Partners L P Unit Lp       $   223,103   $   258,000
                                    6,000   Plum Creek Timber Depositary Unt         164,422       147,750
                                                                                 -----------   -----------
                                                                                     387,525       405,750     0.26%
                                                                                 -----------   -----------    -----

  Petroleum - Integrated            9,300   Atlantic Richfield Co Com                665,339       790,500
                                    3,100   Bp Amoco P L C Sponsored Adr             157,621       164,495
                                    3,700   Buckeye Partners L P Unit Ltd Partn       98,973        96,200
                                    4,700   Chevron Corporation Com                  435,721       434,456
                                    4,000   Coastal Corp Com                         147,434       184,000
                                    6,700   Equitable Res Inc Com                    194,406       300,244
                                   21,312   Exxon Mobil Corp Com                   1,028,790     1,661,004
                                    5,500   Occidental Pete Cp Del Com               101,283       114,125
                                    2,500   Petroleum & Res Corp Com                  88,208        90,000
                                    2,200   Phillips Pete Co Com                      89,180       101,750
                                   10,500   Repsol S A Sponsored Adr                 119,232       223,781
                                    9,425   Royal Dutch Pete Co Ny Reg Gld1.25       506,585       544,883
                                    8,074   Texaco Inc Com                           411,841       433,978
                                    6,500   Unocal Corp Com                          265,320       193,375
                                    6,000   Ypf Sociedad Anonima Spon Adr Cl D       158,884       213,000
                                                                                 -----------   -----------
                                                                                   4,468,817     5,545,791     3.53%
                                                                                 -----------   -----------    -----

  Petroleum - Producing             6,100   Anadarko Pete Corp Com                   208,593       235,994
                                    3,025   Burlington Res Inc Com                   104,871       111,925
                                    6,500   Kerr Mcgee Corp Com                      283,886       375,375
                                    4,000   Teppco Partners L P Ut Ltd Partner       104,160        89,000
                                                                                 -----------   -----------
                                                                                     701,510       812,294     0.52%
                                                                                 -----------   -----------    -----

  Petroleum - Refining                500   Tosco Corp Com New                        13,682        15,312     0.01%
                                                                                 -----------   -----------    -----

  Propane Gas                       5,000   Suburban Propane Partners Lp             103,450        98,438     0.06%
                                                                                 -----------   -----------    -----

  Radio                               800   Amfm Inc Com                              60,948        49,700     0.03%
                                                                                 -----------   -----------    -----

  Railroad                          6,600   Norfolk Southern Corp Com                179,579        94,050     0.06%
                                                                                 -----------   -----------    -----

  R.E.I.T.s                         5,000   Amb Property Corp Com                     97,128       107,500
                                    8,600   Archstone Cmntys Tr Sh Ben Int           171,781       171,462
                                    8,900   Boston Properties Inc Com                301,520       283,131
                                    5,700   Bre Properties Inc Cl A                  128,478       147,131
                                    4,300   Chelsea Gca Realty Inc Com               131,585       124,700
                                   12,500   Choice Hotels Intl Inc Com               152,049       180,469
                                    6,700   Colonial Pptys Tr Com Sh Ben Int         165,020       159,125
                                   12,900   Crescent Real Estate Com                 282,697       225,750

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                              Percent
                                  Shares                                                            Market    of Net
Industries                         Held                Company Name                  Cost           Value     Assets

COMMON STOCKS
  (Continued):
  R.E.I.T.s                         4,000   Equity Resident Pptys Sh Ben Int     $   165,220   $   160,750
    (Continued)                     6,000   Federal Realty Invt Tr Sh Ben Int New    126,615       115,875
                                   18,400   Felcor Lodging Tr Inc Com                353,449       328,900
                                    3,900   Health Care Ppty Invs Com                100,525        99,206
                                   15,000   Hrpt Properties Trust                    129,052       130,313
                                    7,300   Kilroy Rlty Corp Com                     152,564       153,756
                                    3,400   Kimco Realty Corp Com                    124,449       127,500
                                   10,000   Lasalle Hotel Pptys Com Sh Ben Int       143,396       125,000
                                    4,000   Liberty Ppty Tr Sh Ben Int                97,411        95,752
                                    8,800   Mgi Pptys Inc Com                              -        45,650
                                   14,700   Mid-Atlantic Rlty Tr Sh Ben Int          148,807       135,975
                                   11,900   New Plan Excel Rlty Tr                   219,621       163,625
                                    9,000   Pennsylvania Rl Est Tr Sh Ben Int        176,891       146,250
                                    1,450   Pinnacle Hldgs Inc Com                    79,481        77,937
                                    8,300   Post Pptys Inc Com                       321,213       334,594
                                    1,000   Prison Rlty Tr Com                         9,686         3,063
                                    4,800   Simon Ppty Group New Com                 130,092       111,900
                                    3,800   Spieker Pptys Inc Com                    130,653       169,100
                                   11,730   Starwood Finl Inc Com                    285,533       206,741
                                   10,100   Tanger Factory Outlet Com                237,247       193,794
                                   17,000   United Dominion Rltytr Com               177,930       171,071
                                    3,600   Vornado Rlty Tr Sh Ben Int               124,344       120,600
                                                                                 -----------   -----------
                                                                                   4,864,437     4,616,620     2.09%
                                                                                 -----------   -----------    -----

Restaurants                        11,000   McDonalds Corp Com                       396,873       411,125     0.26%
                                                                                 -----------   -----------    -----

Retail - Special Lines              1,475   Circuit City Store Inc Circt City Grp     62,789        89,791     0.06%
                                                                                 -----------   -----------    -----

Retail Stores                       6,000   Costco Companies Inc Com                  54,625       315,375
                                      925   Kohls Corp Com                            61,992        94,812
                                    1,700   Target Corp Com                          106,130       127,075
                                    8,500   Wal-Mart Stores Inc Com                  374,685       480,250
                                                                                 -----------   -----------
                                                                                     597,432     1,017,512     0.65%
                                                                                 -----------   -----------    -----

Securities Brokerage                1,700   Merrill Lynch & Co Inc Com               110,109       178,500     0.11%
                                                                                     -------       -------     -----

Semiconductors                      2,000   Advanced Micro Devices Com                62,555       114,125
                                      600   Broadcom Corp Cl A                        45,966       145,725
                                    9,250   Intel Corp Com                           534,281     1,220,421
                                    4,300   Motorola Inc Com                         288,302       627,800
                                    1,125   National Semiconductor Com                55,544        68,344
                                   24,000   Novellus Sys Inc Com                     410,386     1,347,000
                                    2,625   Texas Instrs Inc Com                     199,405       420,000
                                    1,075   Vitesse Semiconductor Com                 43,398       103,469
                                   16,000   Xilinx Inc Com                           152,875     1,325,000
                                                                                 -----------   -----------
                                                                                   1,792,712     5,371,884     3.42%
                                                                                 -----------   -----------    -----

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                              Percent
                                  Shares                                                            Market    of Net
Industries                         Held                Company Name                  Cost           Value     Assets

COMMON STOCKS
  (Continued):
  Services                         27,000   Cendant Corp Com                     $   317,735   $   499,500
                                    4,000   Cryolife Inc Com                          63,630        72,000
                                    6,500   Robert Half Intl Inc Com                 169,451       308,347
                                    4,000   Sovran Self Storage Com                  100,910        81,000
                                   20,000   Usec Inc Com                              81,620        95,000
                                                                                 -----------   -----------
                                                                                     733,346     1,055,847     0.67%
                                                                                 -----------   -----------    -----

  Telecommunications                2,500   American Tower Corp Cl A                  55,050       123,438
    Equipment                         500   Ciena Corp Com                            11,425        63,063
                                    2,000   Commscope Inc Com                         71,805        91,375
                                   11,928   Lucent Technologies Com                  359,715       730,590
                                    2,500   Metricom Inc Com                          68,208       115,938
                                      575   Nortel Networks Corp Com                  68,359        72,522
                                   20,000   Scientific Atlanta Inc Com               164,737     1,265,000
                                                                                 -----------   -----------
                                                                                     799,299     2,461,924     1.57%
                                                                                 -----------   -----------    -----

  Telecommunications                7,434   Alltel Corp Com                          378,858       470,200
    Services                        9,425   At&T Corp Com                            383,255       530,745
                                   10,200   Bell Atlantic Corp Com                   597,991       623,475
                                    7,400   Bellsouth Corp Com                       329,423       346,875
                                    1,500   Broadwing Inc Com                         41,370        55,781
                                    8,500   Centurytel Inc Com                       295,358       315,563
                                   10,400   Global Crossing Ltd Com                  323,129       425,755
                                    6,000   Globalstar Telecommun Com                114,186        83,250
                                    7,900   Gte Corp Com                             379,316       560,900
                                    8,250   Mci Worldcom Inc Com                     398,342       373,828
                                    3,700   Mediaone Group Inc Com                   265,260       299,700
                                   20,300   Sbc Communications Inc Com               749,097       855,138
                                   12,000   Sprint Corp Com                          367,348       759,000
                                    6,000   Sprint Corp Pcs Com Ser 1                 92,517       393,000
                                    1,500   United States Cellular Com                94,921       106,500
                                    1,000   Zi Corp Com                               26,561        16,125
                                                                                 -----------   -----------
                                                                                   4,836,932     6,215,835     3.95%
                                                                                 -----------   -----------    -----

  Timber                            1,900   Weyerhaeuser Co Com                      124,844       108,300     0.07%
                                                                                 -----------   -----------    -----

  Toiletries & Cosmetics            1,400   Procter & Gamble Co Com                  129,003        79,100     0.05%
                                                                                 -----------   -----------    -----

  Water Utility                    14,400   American Wtr Wks Inc Com                 366,760       342,000
                                    5,000   Philadelphia Subn Corp Com               114,458        90,625
                                    6,500   Southwest Wtr Co Com                     100,071        69,875
                                    5,000   United Wtr Res Inc Com                   105,138       173,750
                                                                                 -----------   -----------
                                                                                     686,427       676,250     0.43%
                                                                                 -----------   -----------    -----

TOTAL INVESTMENTS IN COMMON STOCKS                                               $57,446,392   $81,246,032    51.73%
                                                                                 ===========   -----------    ------

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                            Shares                           Market        Percent of
Company Name                                                 Held            Cost            Value         Net Assets

OTHER INVESTMENTS:

  Preferred Stock:
    Abn Amro Cap Fdg Tr Ii Pfd G-T 7.125%                     9,000      $    223,673     $    181,125          0.12%
                                                                         ------------     ------------          ----

  Limited Partnerships:
    Bay Harbour 90-1, Lp                                                      750,000          874,738
    Global Tech Investors Fund Llc (Bessemer)                               4,000,000        4,813,942
    Jmg Capital Partners Lp                                                 1,000,000        1,014,089
    Mariner Partners, Lp                                                      750,000          867,111
    Rose Glen Capital Partners I, Lp                                          750,000        1,358,667
    Safe Harbor Fund, Lp                                                    1,500,000        1,924,871
    Stark Investments Lp                                                    1,000,000        1,313,431
    Ulq Hedge Fund Ltd Partnership                                          1,025,002        1,494,836
    Walnut Investment Partners Lp                                             120,000          120,000
    Wp Strategic Lp                                                             6,567            3,639
                                                                         ------------     ------------
                                                                           10,901,569       13,785,324          8.78%
                                                                         ------------     ------------          ----

  Other Investments:
    Serves Certificates-Bank Of America                     500,000          387,000          500,000           0.32%
                                                                         ------------     ------------          ----

  Venture Capital:
    Buildnet Inc Series C Pfd                               500,000           500,000          500,000
    Golfsouth 1994 Lp                                       400,000           380,000          200,000
    Piedmont Venture Partners                               185,000           185,000          185,000
    Piedmont Venture Partners Ii Lp                         170,758           170,758          170,758
                                                                         ------------     ------------
                                                                            1,235,758        1,055,758          0.67%
                                                                         ------------     ------------          ----

TOTAL OTHER INVESTMENTS                                                  $ 12,747,999     $ 15,522,206          9.88%
                                                                         ============     ------------          ----

BMC FUND, INC.                                                        Schedule I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                                             Percent
                                                                                              Market         of Net
Industries                                   Company Name                   Cost              Value          Assets

SHORT-TERM INVESTMENTS                     Evergreen Money
                                             Market Fund                $  3,527,845      $  3,527,845         2.25%
                                                                        ============      ------------        -----

TOTAL INVESTMENTS -
  MARKET VALUE                                                                            $139,753,406        88.98%
                                                                                          ============        =====

  Aggregate gross unrealized appreciation
    of security values                                                                    $ 31,714,379
  Aggregate gross unrealized depreciation
    of security values                                                                      (5,735,246)
                                                                                          ------------
  Net appreciation of security values                                                       25,979,133
  Tax cost of securities                                                                   113,774,273
                                                                                          ------------

TOTAL MARKET VALUE OF SECURITIES                                                          $139,753,406
                                                                                          ============

BMC FUND, INC.                                                       Schedule II

INVESTMENTS - OTHER THAN SECURITIES
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                     Market
                                                                    Value at
                                                                     End of
Description                                                          Period

INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell,
    Rutherford and Wilkes Counties, N.C.                             $150,000(a)
                                                                     --------

TOTAL                                                                $150,000
                                                                     ========

      Aggregate appreciation of investment land                      $  3,179
      Tax cost of investment land                                     146,821
                                                                     --------

      Market value of investment land                                $150,000
                                                                     ========

(a)  Non-income producing property.

BMC FUND, INC.                                                      Schedule III

INVESTMENT IN AFFILIATES
MARCH 31, 2000
--------------------------------------------------------------------------------

                                              Number of      Amount of Equity
                                            Shares Held At    In Net Profit     Amount of     Value at
                                               March 31,     And Loss for the   Dividends     March 31,
Issuer                                           2000            Period            (1)          2000

Broyhill Industries Inc. - wholly owned
    subsidiary                                  1,000           $    4,311         $ -      $   540,984

P. B. Realty, Inc. - wholly owned
    subsidiary                                  1,000            5,881,390           -       15,334,431
                                                                ----------         ---      -----------

TOTAL                                                           $5,885,701         $ -      $15,875,415
                                                                ==========         ===      ===========

(1) All of the dividends received by BMC Fund, Inc. from their wholly owned subsidiaries have been credited to the investment account, since BMC Fund, Inc. is accounting for their investment in the subsidiary companies on the equity method.